Restructuring	12 Months Ended
Dec. 31, 2022
Restructuring and Related Activities [Abstract]
Restructuring
23.	Restructuring
2023 Plan
As previously disclosed, in the fourth quarter of fiscal 2022, management reviewed the then-current global business operations of the Company as well as the different functions and systems supporting those operations and contrasted them with the Company’s strategic priorities and requirements for fiscal 2023 and beyond. Based on that review, in December 2022, the Company’s management resolved to centralize its global management of certain functions and systems, deprioritize and in some cases cease operations for certain non-strategic
business lines, and continue the rationalization of its real estate portfolio to align with its future needs. Throughout December 2022 and January 2023, management developed and continued refining a detailed plan to achieve these goals.
The Company has committed to a restructuring plan consisting of (i) an organizational restructuring and rationalization of certain functions and systems to centralize the Company’s management, align resources with strategic business lines and reduce costs associated with certain functions and systems (the “Organizational Restructuring”) and (ii) the continued rationalization of its real estate portfolio and resulting operating lease termination charges and the associated employment termination costs (the “Real Estate Restructuring,” and together with the Organizational Restructuring, the “2023 Plan”). In connection with the 2023 Plan, the Company anticipates recording restructuring charges which it currently estimates will range between $39,000 to $46,000 in the aggregate. For the fiscal year ended December 31, 2022, the Company recorded restructuring expenses totaling $13,608 ($10,201 after tax).
The Organizational Restructuring has resulted and will result in the elimination of certain positions and the termination of employment for certain employees worldwide. In connection with the Organizational Restructuring, the Company anticipates recording charges of approximately $15,000 to $18,000 in the aggregate with respect to employee termination benefit costs, which are expected to consist primarily of general and administrative expenses. The majority of these charges were recorded in the fourth quarter of fiscal 2022 at the time management resolved to undertake the Organizational Restructuring.
In connection with the Real Estate Restructuring, the Company anticipates recording charges of approximately $24,000 to $28,000 in the aggregate consisting of lease termination and other related costs, the majority of which will be recorded in the first six months of fiscal 2023.
Substantially all of the costs arising from the 2023 Plan are expected to result in cash expenditures related to separation payments, other employee termination expenses and lease termination payments. The Company expects the 2023 Plan to be fully executed by the end of fiscal 2023. For the fiscal year ended December 31, 2022, the components of the Company’s restructuring expenses for the 2023 Plan were as follows:

Fiscal Year Ended December 31, 2022
Employee termination benefit costs	$13,608

Total restructuring expenses	$13,608

For the fiscal year ended December 31, 2022, restructuring expenses for the 2023 Plan were recorded in the Company’s consolidated statements of operations as follows:

Fiscal Year Ended December 31, 2022
Cost of revenues	$1,798
Selling, general and administrative expenses	11,810

Total restructuring expenses	$13,608

All expenses were recorded to general corporate expenses and, therefore, there was no impact to the segments.
The Company expects the employee termination benefit liability of $13,608 to be paid in full by the end of fiscal 2025.
2022 Plan
As previously disclosed, in the second quarter of fiscal 2022, the Company committed to a restructuring plan consisting of (i) an organizational realignment to simplify the Company’s corporate structure and reduce associated costs (the “Organizational Realignment”) and (ii) a continued rationalization of its real estate portfolio resulting in the termination of certain of the Company’s operating leases (together with the Organizational Realignment, the “2022 Plan”). The Organizational Realignment has resulted in the elimination of certain positions and termination of employment for certain employees worldwide. For the fiscal year ended December 31, 2022, the Company recorded restructuring expenses totaling $27,181 ($20,375 after tax).
Costs arising from the 2022 Plan related to separation payments, other employee termination expenses and lease termination and other related costs, except for lease impairment and accelerated depreciation and amortization related to leased locations, are expected to result in cash expenditures. For the fiscal year ended December 31, 2022, the components of the Company’s restructuring expenses for the 2022 Plan were as follows:

Fiscal Year Ended December 31, 2022
Lease termination and other related costs	$3,791
Employee termination benefit costs	19,170
Lease impairments	2,680
Other costs	1,540

Total restructuring expenses	$27,181

See Note 4 for additional information in regard to the Company’s lease impairments for the fiscal year ended December 31, 2022.
For the fiscal year ended December 31, 2022, restructuring expenses for the 2022 Plan were recorded in the Company’s consolidated statements of operations as follows:

Fiscal Year Ended December 31, 2022
Cost of revenues	$6,476
Selling, general and administrative expenses	20,705

Total restructuring expenses	$27,181

All expenses were recorded to general corporate expenses and, therefore, there was no impact to the segments.
For the fiscal year ended December 31, 2022, the Company made payments of $1,877 towards the liability for the lease termination costs. For the fiscal year ended December 31, 2022, the Company made payments of $10,909 towards the liability for the employee termination benefit costs.
The Company expects the remaining lease termination liability of $547 and the remaining employee termination benefit liability of $8,261 to be paid in full by the end of fiscal 2024.

2021 Plan
As previously disclosed, in the first quarter of fiscal 2021, as the Company continued to evaluate its cost structure, anticipate consumer demand and focus on costs, the Company committed to a plan which has resulted in the termination of operating leases and elimination of certain positions worldwide. For the fiscal year ended January 1, 2022, the Company recorded restructuring expenses totaling $21,534 ($16,109 after tax).
For the fiscal year ended January 1, 2022, the components of the Company’s restructuring expenses were as follows:

Fiscal Year Ended January 1, 2022
Lease termination and other related costs	$12,688
Employee termination benefit costs	8,846

Total restructuring expenses	$21,534

For the fiscal year ended January 1, 2022, restructuring expenses were recorded in the Company’s consolidated statements of operations as follows:

Fiscal Year Ended January 1, 2022
Cost of revenues	$16,727
Selling, general and administrative expenses	4,807

Total restructuring expenses	$21,534

All expenses were recorded to general corporate expenses and, therefore, there was no impact to the segments.
For the fiscal year ended January 1, 2022, the Company made payments of $7,640 towards the liability for the lease termination costs and decreased provision estimates by $3. For the fiscal year ended January 1, 2022, the Company made payments of $4,802 towards the liability for the employee termination benefit costs.
For the fiscal year ended December 31, 2022, the Company made payments of $777 towards the liability for the lease termination costs, decreased provision estimates by $681 and incurred additional lease termination and other related costs of $119. For the fiscal year ended December 31, 2022, the Company made payments of $3,814 towards the liability for the employee termination benefit costs, increased provision estimates by $72 and incurred additional employee termination benefit costs of $148.
As of December 31, 2022, there was no outstanding lease termination liability. The Company expects the remaining employee termination benefit liability of $450 to be paid in full by the end of fiscal 2023.
2020 Plan
As previously disclosed, in the second quarter of fiscal 2020, in connection with its cost-savings initiative, and its continued response to the
COVID-19
pandemic and the related shift in market conditions, the Company committed to a plan of reduction in force which has resulted in the elimination of certain positions and termination of employment for certain employees worldwide. To adjust to anticipated consumer demand, the Company evolved its workshop strategy and expanded its restructuring plan to include lease termination and other related costs. For the fiscal year ended January 2, 2021, the Company recorded restructuring expenses totaling $33,092 ($24,756 after tax).
For the fiscal year ended January 2, 2021, the components of the Company’s restructuring expenses were as follows:

Fiscal Year Ended January 2, 2021
Lease termination and other related costs	$7,989
Employee termination benefit costs	25,103

Total restructuring expenses	$33,092

For the fiscal year ended January 2, 2021, restructuring expenses were recorded in the Company’s consolidated statements of operations as follows:

Fiscal Year Ended January 2, 2021
Cost of revenues	$23,300
Selling, general and administrative expenses	9,792

Total restructuring expenses	$33,092

All expenses were recorded to general corporate expenses and, therefore, there was no impact to the segments.
For the fiscal year ended January 2, 2021, the Company made payments of $645 towards the liability for the lease termination costs. For the fiscal year ended January 2, 2021, the Company made payments of $15,434 towards the liability for the employee termination benefit costs and increased provision estimates by $180.
For the fiscal year ended January 1, 2022, the Company made payments of $4,649 towards the liability for the lease termination costs and decreased provision estimates by $470. For the fiscal year ended January 1, 2022, the Company made payments of $6,773 towards the liability for the employee termination benefit costs and decreased provision estimates by $1,136.
For the fiscal year ended December 31, 2022, the Company made payments of $86 towards the liability for the lease termination costs and decreased provision estimates by $116. For the fiscal year ended December 31, 2022, the Company made payments of $1,202 towards the liability for the employee termination benefit costs and decreased provision estimates by $621.
As of December 31, 2022, there was no outstanding lease termination liability. The Company expects the remaining employee termination benefit liability of $117 to be paid in full by the end of fiscal 2023.